Label	Element	Value
THIRD AVENUE REAL ESTATE VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE REAL ESTATE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Real Estate Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund. Investors transacting in Fund shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Z Class are based upon estimated amounts for the fiscal year ending October 31, 2018 and include organizational expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment ("real estate companies"). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate- related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities , often referred to as "junk," that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate- related companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund's foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund's investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities ("junk bonds"), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

Focused Investing Risk. Although the Fund is a diversified investment company under the Investment Company Act of 1940, the Fund's investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

High-Yield Risk. The Fund's investments in high-yield debt securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Hong Kong Securities Risk. The Fund's investment in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. As a Special Administrative Region of China, any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong's economy.

•       Political and Social Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People's Republic of China under the principle of "one country, two systems." Although China is obligated, under the SinoBritish Joint Declaration it signed in 1984, to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong's political, economic or social policies may result in an adverse effect on Hong Kong's economy.

•       Economic Risk. The economy of Hong Kong is closely tied to the economy of China. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy, and China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.

Insolvency and Bankruptcy Risk. The Fund's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities ("junk bonds") may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, Fund expenses and/or taxable distributions.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets.

Factors that could affect the value of the Fund's holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates impacting property values, borrowing costs, and real estate security prices; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

REIT and Real Estate-Related Investment Risk. To the extent that the Fund invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund's shares.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities' intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

United Kingdom Securities Risk. Investment in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom's economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom's economy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year. The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800) 443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year. The table compares the average annual total returns of the Fund's Institutional Class and Investor Class shares to relevant market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ended 6/30/09 ) and the lowest return for a quarter was -30.78% (quarter ended 12/31/08 ).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ending 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for the Investor Class vary from those of the Institutional Class.

As a proxy for Z Class share returns, see returns for Institutional Class below. Z Class shares would have had substantially similar returns as Institutional Class shares because the share classes are invested in the same portfolio of securities, and the returns would have different only to the extent that the classes do not have the same expenses.

THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_RedemptionFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.11%
Fee Deferred/Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%
Year 1	rr_ExpenseExampleYear01	$ 113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	$ 1,353
Annual Return 2008	rr_AnnualReturn2008	(44.69%)
Annual Return 2009	rr_AnnualReturn2009	38.62%
Annual Return 2010	rr_AnnualReturn2010	17.79%
Annual Return 2011	rr_AnnualReturn2011	(12.35%)
Annual Return 2012	rr_AnnualReturn2012	36.24%
Annual Return 2013	rr_AnnualReturn2013	16.42%
Annual Return 2014	rr_AnnualReturn2014	13.12%
Annual Return 2015	rr_AnnualReturn2015	(3.65%)
Annual Return 2016	rr_AnnualReturn2016	5.81%
Annual Return 2017	rr_AnnualReturn2017	22.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.78%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Before Taxes
One Year	rr_AverageAnnualReturnYear01	22.17%
Five Years	rr_AverageAnnualReturnYear05	10.41%
Ten Years	rr_AverageAnnualReturnYear10	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_RedemptionFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.36%
Fee Deferred/Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Year 1	rr_ExpenseExampleYear01	$ 138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	$ 1,636
Label	rr_AverageAnnualReturnLabel	Investor Class Before Taxes
One Year	rr_AverageAnnualReturnYear01	21.88%
Five Years	rr_AverageAnnualReturnYear05	10.14%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND | Z Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	rr_RedemptionFeeOverRedemption	1.00%
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.01%
Fee Deferred/Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
Year 1	rr_ExpenseExampleYear01	$ 103
Year 3	rr_ExpenseExampleYear03	321
Year 5	rr_ExpenseExampleYear05	557
Year 10	rr_ExpenseExampleYear10	$ 1,234
THIRD AVENUE REAL ESTATE VALUE FUND | After Taxes on Distributions | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	20.44%
Five Years	rr_AverageAnnualReturnYear05	9.31%
Ten Years	rr_AverageAnnualReturnYear10	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	13.93%
Five Years	rr_AverageAnnualReturnYear05	8.04%
Ten Years	rr_AverageAnnualReturnYear10	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes) | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	11.42%
Five Years	rr_AverageAnnualReturnYear05	7.20%
Ten Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes) | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	11.42%
Five Years	rr_AverageAnnualReturnYear05	7.20%
Ten Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009

[1]	Other Expenses for Z Class are based upon estimated amounts for the fiscal year ending October 31, 2018 and include organizational expenses.